Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
14 INVESTMENTS
14.1 Investments breakdown

	12/31/2025	12/31/2024

Investments in associates and joint ventures	264,312	453,371
Goodwill (1)	29,384	225,486
Other investments evaluated at fair value through other comprehensive income (2)	901,181	1,138,066
	1,194,877	1,816,923

Investments	1,194,877	1,816,923
	1,194,877	1,816,923
(1) It refers to the transaction with the associate Spinnova Plc, involving the joint venture Woodspin Oy and the subsidiary Suzano Finland Oy, as well as the transaction with the associate Ensyn Corporation, involving the joint venture F&E Technologies LLC and the subsidiary F&E Tecnologia do Brasil S.A. (note 14.3).
(2) It includes the fair value measurement of Lenzing Aktiengesellschaft. As of December 31, 2025, the carrying amount of the investment was R$865,986 (R$1,099,870 as of December 31, 2024).
14.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			12/31/2025	Carrying amount		In the income (expenses) for the year
	Equity	Income (expenses) of the year	Participation equity (%)	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Associate
Foreign
Ensyn Corporation (3)	(25,295)	(36,992)	24.80%		2	4,657	(6,966)
Spinnova Plc. (1)	289,950	(217,242)	18.76%	54,391	95,254	(40,714)	(19,690)
Simplifyber, Inc.	56,145	(10,604)	14.20%	7,973	30,060	(1,506)
Allotrope Energy Ltd			20.00%	556
				62,920	125,316	(37,563)	(26,656)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	23,678	(40,506)	16.66%	3,945	2,923	(6,476)	(4,875)
Ibema Companhia Brasileira de Papel	395,675	32,526	49.90%	197,442	193,901	16,230	37,199
Foreign
F&E Technologies LLC (3)	(3,797)		%		6,378	(4,041)
Woodspin Oy (2)	243,467		%		124,853	(124,372)	(19,513)
				201,387	328,055	(118,659)	12,811

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			5.82%	3,581	4,026
Celluforce Inc.			8.28%	25,975	27,823
Nfinite Nanotechnology Inc.			4.90%	5,639	6,347
Lenzing Aktiengesellschaft			15.00%	865,986	1,099,870
				901,181	1,138,066

Goodwill (2)(3)				29,389	225,486	(224,096)
				29,389	225,486	(224,096)

				1,194,877	1,816,923	(380,318)	(13,845)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.61 on December 31, 2025 and EUR0.95 on December 31, 2024.
(2)In August 2025, the Company completed the sale of its entire equity interest in Woodspin Oy and Suzano Finland Oy to Spinnova Plc for the symbolic amount of 1 euro each. For the year ended December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which significantly impacted the equity pickup line: R$ (117,447) related to the impairment of the investment, R$ (28,679) related to the obligation to make an additional capital contribution, and R$ 15,636 related to the realization of other comprehensive income of the joint venture Woodspin Oy; R$ (63,634) related to the write-off of goodwill of the associate Spinnova Plc; and R$ (88,871) related to the impairment of the investment in the subsidiary Suzano Finland Oy.
(3)In November 2025, the Company sold its entire equity interest in Ensyn Corporation, liquidated F&E Technologies LLC, and recognized impairment of the investment in F&E Tecnologia do Brasil S.A., both related to the same technology developed by Ensyn. As of December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which impacted the equity pickup line: (i) R$ (160,462) related to the write-off of Ensyn goodwill; R$ 371 related to the recognition of the provision for losses on investments; and R$$9,896 related to the reclassification of other comprehensive income.